Background of companies included in consolidation(Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Background of companies included in consolidation [Line Items]
Assets	$ 4,296,236	$ 4,217,980	$ 4,643,762
Liabilities	2,048,768	1,910,708	2,243,406
Equity	2,247,468	2,307,272	$ 2,400,356	$ 2,292,515
Parent [Member]
Background of companies included in consolidation [Line Items]
Assets	3,658,528	3,824,137
Liabilities	(1,470,707)	(1,578,063)
Equity	$ 2,187,821	$ 2,246,074